CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 6,935,012	$ 5,331,916
Prepaids and advances (note 4)	75,898	46,809
Total current assets	7,010,910	5,378,725
Long term deposit (note 5)	10,000	10,000
Capital assets (note 7)	257,968	376,297
Mineral properties (note 6)	18,248,198	18,248,198
Total assets	25,527,076	24,013,220
LIABILITIES
Accounts payable	552,377	413,307
Accrued liabilities	50,550	50,062
Due to related parties (note 8)	132,240	211,351
Note payable (note 9)	0	769,733
Loan payable- current portion (note 10)	0	36,729
Canadian dollar common share purchase warrants (note 12 e)	263,398	0
Total current liabilities	998,565	1,481,182
Loan payable- long term portion (note 10)	0	37,467
Total liabilities	998,565	1,518,649
SHAREHOLDERS' EQUITY
Preferred stock, value	0	0
Common stock, value	6,275	5,285
Additional paid-in capital	40,761,669	32,067,618
Deficit accumulated during the exploration stage	(16,239,433)	(9,578,332)
Total shareholders' equity	24,528,511	22,494,571
Total liabilities and shareholders' equity	$ 25,527,076	$ 24,013,220